CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues	$ 24,189	$ 20,701	$ 18,440
Cost of revenues	5,726	5,002	4,979
Gross profit	18,463	15,699	13,461
Operating expenses:
Selling and marketing expenses	12,699	12,140	14,035
Research and development expenses	3,638	4,129	3,225
General and administrative expenses	5,247	5,278	6,213
Total operating expenses	21,584	21,547	23,473
Operating loss	(3,121)	(5,848)	(10,012)
Financial income from cash and investments	244	1,591	716
Financial expenses from notes, loans and other	(1,161)	(4,884)	(4,760)
Gain (loss) from derivatives instruments, net	2,433	3,925	(216)
Financial income (expenses), net	1,516	632	(4,260)
Loss before taxes on income	(1,605)	(5,216)	(14,272)
Taxes on income	(124)	(85)	(131)
Net loss	$ (1,729)	$ (5,301)	$ (14,403)
Loss per share (in U.S. dollars):
Basic (in dollars per share)	$ (0.01)	$ (0.02)	$ (0.05)
Diluted (in dollars per share)	$ (0.01)	$ (0.02)	$ (0.05)